UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1731

Source Capital, Inc
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, Source Capital, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

ITEM 1. Schedule of Investments.

Source Capital, Inc.

Portfolio of Investments

March 31, 2007 (unaudited)

	Shares or
	Principal
COMMON STOCKS	Amount	Value

BUSINESS SERVICES & SUPPLIES — 22.9%
Brady Corporation	510,400	$15,924,480
CDW Corporation	353,900	21,740,077
Charles River Laboratories International, Inc.*	455,000	21,048,300
CLARCOR Inc.	335,000	10,653,000
Copart, Inc.*	265,000	7,422,650
Invitrogen Corporation*	270,000	17,185,500
Manpower Inc.	300,000	22,131,000
ScanSource, Inc.*	850,000	22,814,000
		$138,919,007
PRODUCER DURABLE GOODS — 14.4%
Franklin Electric Co., Inc.	180,000	$8,370,000
Graco Inc.	495,000	19,384,200
HNI Corporation	352,300	16,181,139
IDEX Corporation	495,000	25,185,600
Zebra Technologies Corporation (Class A)*	465,000	17,953,650
		$87,074,589
ENERGY — 11.9%
Helix Energy Solutions Group, Inc.*	695,000	$25,916,550
Noble Corporation	460,000	36,192,800
Tidewater Inc.	165,000	9,665,700
		$71,775,050
TECHNOLOGY — 9.9%
Cognex Corporation	720,000	$15,602,400
Maxim Integrated Products, Inc.	180,000	5,292,000
Microchip Technology Incorporated	340,000	12,080,200
Plantronics, Inc.	751,100	17,740,982
SanDisk Corporation*	215,000	9,417,000
		$60,132,582
RETAILING — 9.8%
CarMax, Inc.*	1,070,012	$26,258,095
O’Reilly Automotive, Inc.*	1,000,000	33,100,000
		$59,358,095
HEALTH CARE — 6.8%
AmSurg Corporation*	340,000	$8,326,600
Bio-Rad Laboratories, Inc.*	200,300	13,988,952
Lincare Holdings Inc.*	510,000	18,691,500
		$41,007,052
TRANSPORTATION — 4.9%
Heartland Express, Inc.	1,050,000	$16,674,000
Knight Transporation, Inc.	720,000	12,830,400
		$29,504,400
FINANCIAL — 4.6%
Brown & Brown, Inc.	580,000	$15,689,000
First American Corporation	235,000	11,919,200
		$27,608,200
ENTERTAINMENT — 4.1%
Carnival Corporation	536,600	$25,145,076
CONSUMER DURABLE GOODS — 1.4%
Polaris Industries Inc.	180,000	$8,636,400

TOTAL COMMON STOCKS — 90.7% (Cost $330,897,343)		$549,160,451

PREFERRED STOCKS
REAL ESTATE INVESTMENT TRUST
CBL & Associates Properties, Inc.	100,000	$2,554,000
Duke-Weeks Realty Corp. (Series B)	40,000	2,016,000
Pennsylvania Real Estate Investment Trust (Series A)	59,000	3,127,000
ProLogis (Series G)	120,000	3,044,400
TOTAL PREFERRED STOCKS — 1.8% (Cost $10,179,446)		$10,741,400

CONVERTIBLE DEBENTURE — 0.3% Cost ($1,970,000)
TECHNOLOGY
International Rectifier Corp. — 4.25% 2007	$2,000,000	$1,986,250

NON-CONVERTIBLE BONDS AND DEBENTURES
CORPORATE — 1.8%
Central Garden & Pet Company — 9.125% 2013	$3,000,000	$3,120,000
JLG Industries, Inc. — 8.25% 2008	2,000,000	2,015,000
Manitowoc Company, Inc., The — 10.5% 2012	1,300,000	1,386,125
PolyOne Corporation — 10.625% 2010	950,000	1,008,235
Realty Income Corporation — 8.25% 2008	2,000,000	2,089,600
Unisys Corporation — 7.875% 2008	1,500,000	1,507,500
		$11,126,460
U.S. GOVERNMENT AND AGENCIES — 0.0%
Federal Home Loan Mortgage Corporation — 6.5% 2023 (Interest Only)	$19,707	$443
Government National Mortgage Association (Mobile Home) — 9.75% 2010	140,013	147,233
		$147,676

TOTAL NON-CONVERTIBLE BONDS AND DEBENTURES — 1.8% (Cost $10,976,076)		$11,274,136

TOTAL INVESTMENT SECURITIES — 94.6% (Cost $354,022,865)		$573,162,237

SHORT-TERM INVESTMENTS
Short-term Corporate Notes:
Rabobank USA Financial Corporation — 5.395% 4/2/07	$9,547,000	$9,545,569
International Lease Finance Corporation — 5.235% 4/5/07	23,000,000	22,986,622
TOTAL SHORT-TERM INVESTMENTS — 5.4% (Cost $32,532,191)		$32,532,191
TOTAL INVESTMENTS — 100.0% (Cost $386,555,056)(A)		$605,694,428
Other assets and liabilities, net — 0.0%		(206,944)
TOTAL NET ASSETS — 100.0%		$605,487,484

*Non-income producing security

(A)	The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:
	Gross unrealized appreciation:	$220,481,208
	Gross unrealized depreciation:	(1,341,836)
	Net unrealized appreciation:	$219,139,372

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

SOURCE CAPITAL, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:	May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

SOURCE CAPITAL, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:	May 25, 2007

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:	May 25, 2007